CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 112,806	$ 48,847
Restricted Cash	18,376	12,791
Accounts Receivable, Net	23,101	24,583
Prepaid Expenses	5,790	3,383
Inventory	10,112	22,475
Voyages in Progress	9,357	13,124
Investment Securities	148	825
Other Current Assets	2,731	3,344
Total Current Assets	182,421	129,372
NON-CURRENT ASSETS
Vessels, net	872,507	899,997
Right of Use Assets	1,218	1,412
Other Non-Current Assets	1,514	122
Total Non-Current Assets	875,239	901,531
Total Assets	1,057,660	1,030,903
Current Liabilities
Accounts Payable	1,566	8,405
Accrued Voyage Expenses	3,085	11,524
Other Current Liabilities	14,384	15,562
Dividends Payable	29,931	0
Current Portion of Long-Term Debt	52,357	23,537
Total Current Liabilities	101,323	59,028
Long-Term Debt	317,753	375,364
Operating Lease Liabilities	815	934
Other Non-Current Liabilities	314	153
Total Non-Current Liabilities	318,882	376,451
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 360,000,000 shares authorized, 149,689,717 and 147,230,634 shares issued and outstanding at June 30, 2020, and December 31, 2019, respectively	1,497	1,472
Additional Paid-in Capital	53,383	38,499
Contributed Surplus	567,202	567,202
Accumulated other comprehensive loss	(1,680)	(1,397)
Retained Earnings (Accumulated Deficit)	17,053	(10,352)
Total Shareholders' Equity	637,455	595,424
Total Liabilities and Shareholders' Equity	$ 1,057,660	$ 1,030,903